Subsequent Events	1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Jul. 31, 2024	Mar. 31, 2025	Jan. 31, 2025	Dec. 31, 2024	Jul. 31, 2024
Subsequent Event [Line Items]
Subsequent Events

6. Subsequent events

The company officially changed its name from BSKE Limited to Black Titan Corporation on March 12, 2025.

The Company has evaluated subsequent events through May 30, 2025, the date of issuance of the unaudited financial statements and the management determined that except for the events mentioned above, there were no subsequent events that require recognition and disclosure in the unaudited financial statements.

Titan Pharmaceuticals Inc [Member]
Subsequent Event [Line Items]
Subsequent Events

9. Subsequent Events

We have evaluated events that have occurred subsequent to March 31, 2025 and through the date that the financial statements are issued. Based on this evaluation, other than as set forth below, no events have occurred that require disclosure or adjustment in the financial statements.

On March 29, 2025, we entered into a Securities Purchase Agreement with Blue Harbour Asset Management L.L.C-FZ (“Blue Harbour”), pursuant to which we agreed to issue 100,000 shares of Series B Convertible Preferred Stock, par value $0.001 per share (the “Series B Preferred Stock”) to Blue Harbour at a price of $10.00 per share, for an aggregate purchase price of $1,000,000 (the “Private Placement”). The terms, rights, obligations and preferences of the Series B Preferred Stock are set forth in a Certificate of Designations, Preferences and Rights of Series B Convertible Preferred Stock of the Company (the “Certificate of Designations”), filed with the Secretary of State of the State of Delaware on March 31, 2025. The closing of the Private Placement occurred on April 11, 2025.

Under the Certificate of Designations, each share of Series B Preferred Stock will be convertible, at the holder’s option at any time, into shares of the Company’s common stock at a conversion rate equal to the quotient of (i) the stated value of such share divided by (ii) the initial conversion price of $3.00, subject to specified adjustments as set forth in the Certificate of Designations. Based on the initial conversion rate, approximately 333,333 shares of the Company’s common stock would be issuable upon conversion of all the shares of Series B Preferred Stock, when issued, assuming the absence of in-kind dividends. The Series B Preferred Stock will contain limitations that prevent Blue Harbour from acquiring the lower of either (i) the maximum percentage of common stock permissible under the rules and regulations of The Nasdaq Stock Market (“Nasdaq”) without first obtaining shareholder approval or (ii) 19.99% of the Company’s outstanding common stock.

The holder of the Series B Preferred Stock is entitled to receive dividends on shares of the Series B Preferred Stock equal (on an as-if-converted-to-common-stock basis) to and in the same form as dividends actually paid on shares of the common stock. No other dividends will be paid on shares of the Series B Preferred Stock. Any shares of Series B Preferred Stock may, at the option of the holder, be converted at any time into that number of shares of common stock at the conversion price set forth above. Without approval of holders of a majority of the outstanding Series B Preferred Stock, the Company may not (a) alter or adversely change the powers, preferences or rights given to the Series B Preferred Stock, (b) amend its certificate of incorporation or other charter documents in any manner that adversely affects any rights of the holders of the Series B Preferred Stock, (c) increase the number of authorized shares of the Series B Preferred Stock, (d) enter into or consummate any Fundamental Transaction (as defined in the Certificate of Designations), or (e) enter into any agreement with respect to any of the foregoing. In the event of any liquidation, dissolution or winding up of the Company, the holder of the Series B Preferred Stock will be entitled to receive out of the assets, whether capital or surplus, of the Company the same amount that a holder of common stock would receive if the Series B Preferred Stock were fully converted to common stock, which amounts shall be paid pari passu with all holders of common stock.

The shares sold in the Private Placement do not involve a public offering and have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), in reliance on Regulation S thereunder.

As a result of the completion of the Private Placement, the Company believes it has stockholders’ equity of at least $2.5 million. The Company awaits Nasdaq’s formal confirmation that it has evidenced compliance with the Equity Rule. Furthermore, if deemed compliant, Nasdaq will continue to monitor the Company to ensure its ongoing compliance with the Equity Rule and, if at the time of filing of the Company’s next periodic financial statements that covers the period following the closing of the Private Placement, the Company does not evidence compliance with the Equity Rule, the Company may be subject to delisting from Nasdaq.

10. Subsequent Events

We have evaluated events that have occurred subsequent to December 31, 2024 and through the date that the financial statements are issued. Based on this evaluation, other than as set forth below, no events have occurred that require disclosure or adjustment in the financial statements.

On January 3, 2025, the Company received a notice (the “Notice”) from the Nasdaq Listing Qualifications Staff of Nasdaq that the Company is in noncompliance with Listing Rules 5620(a) and 5810(c)(2)(G) as a result of its failure to hold an annual shareholder meeting within twelve months of the December 31, 2023 fiscal year end. The Notice has no immediate effect on the Company’s listing on the Nasdaq Capital Market. The Company has since submitted a plan to regain compliance. If that plan is accepted by Nasdaq, then the Company may be granted an exception of up to 180 calendar days from the date of its December 31, 2024 fiscal year end, or until June 30, 2025, to regain compliance. The Company’s failure to regain compliance with standards for continued listing would result in the ultimate de-listing of its common stock from Nasdaq. In response to the Notice, the Company intends to schedule an annual meeting of shareholders and to submit a plan designed to regain compliance in accordance with the requirements of the Notice and the Nasdaq listing standards.

BSKE Limited [Member]
Subsequent Event [Line Items]
Subsequent Events

6. Subsequent events

The Company has evaluated subsequent events through January 6, 2025, the date of issuance of the financial statements and does not identify any other subsequent events with material financial impact on the Company’s financial statements.

TALENTEC SDN. BHD. [Member]
Subsequent Event [Line Items]
Subsequent Events

15. SUBSEQUENT EVENTS

The Group evaluated subsequent events through the date that the unaudited consolidated financial statements are available to be issued, and concluded that no subsequent events have occurred that would require recognition or disclosure in the unaudited consolidated financial statements.

16. SUBSEQUENT EVENTS

The company officially changed its name from KE Sdn. Bhd. to TalenTec Sdn. Bhd. on September 26, 2024.

The Group evaluated subsequent events through the date that the consolidated financial statements are available to be issued, and concluded that no subsequent events have occurred that would require recognition or disclosure in the consolidated financial statements other than as discussed below.